Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
 1.       Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Top Ships Inc. (formerly Top Tankers Inc. and Ocean Holdings Inc.) and its wholly owned subsidiaries (collectively the "Company"). Ocean Holdings Inc. was formed on January 10, 2000, under the laws of Marshall Islands, was renamed to Top Tankers Inc. and Top Ships Inc. in May 2004 and December 2007 respectively.

Top Ships Inc. is the sole owner of all outstanding shares of the following subsidiary companies as of December 31, 2013. The following list is not exhaustive as the Company has other subsidiaries relating to vessels that have been sold.

	Companies	Date of Incorporation	Country of Incorporation	Activity
1	TOP Tanker Management Inc.	May 2004	Marshall Islands	Management Company
2	Lyndon International Co.	October 2013	Marshall Islands	Dormant Company

During 2011, 2012 and 2013 the company was the sole owner of all outstanding shares of the following subsidiary shipowning companies:

	Shipowning Companies with vessels in operations during year ended December 31,201, 2012 and 2013	Date of Incorporation	Country of Incorporation	Vessel
1	Jeke Shipping Company Limited ("Jeke")	July 2007	Liberia	Evian (acquired February 2008, sold October 2013) (Note 4)
2	Warhol Shipping Company Limited ("Warhol")	July 2008	Liberia	Miss Marilena (delivered February 2009, sold October 2013) (Note 4)
3	Lichtenstein Shipping Company Limited ("Lichtenstein")	July 2008	Liberia	Lichtenstein (delivered February 2009, sold October 2013) (Note 4)
4	Indiana R Shipping Company Limited ("Indiana R")	July 2008	Liberia	UACC Shams (delivered March 2009, sold October 2013) (Note 4)
5	Britto Shipping Company Limited ("Britto")	July 2008	Liberia	Britto (delivered May 2009, sold October 2013) (Note 4)
6	Hongbo Shipping Company Limited ("Hongbo")	July 2008	Liberia	Hongbo (delivered August 2009, sold October 2013) (Note 4)
7	Banksy Shipping Company Limited (“Banksy”)	July 2008	Liberia	UACC Sila (delivered March 2009 , sold April 2013) (Note 4)
8	Ilisos Shipping Company Limited (“Ilisos”)	April 2005	Marshall Islands	Ioannis P (acquired November 2005, sold November 2011)
9	Amalfi Shipping Company Limited (“Amalfi”)	July 2007	Marshall Islands	Amalfi (acquired December 2007, sold August 2011)
10	Japan I Shipping Company Limited (“Japan I”)	August 2007	Liberia	Pepito (acquired March 2008, sold December 2011)
11	Japan II Shipping Company Limited (“Japan II”)	August 2007	Liberia	Astrale (acquired May 2008, sold July 2011)
12	Japan III Shipping Company Limited (“Japan III”)	August 2007	Liberia	Cyclades (acquired December 2007, sold November 2011)
	Shipowning Companies with vessels under lease during 2011	Date of Incorporation	Country of Incorporation	Vessel
13	Mytikas Shipping Company Limited (“Mytikas”)	February 2004	Marshall Islands	Delos (lease started October, 1, 2010, lease terminated October 2011)

The Company is an international provider of worldwide seaborne crude oil and petroleum products transportation services and of drybulk transportation services.

On October 16, 2013 the Company sold the shipowning subsidiaries which owned the six vessels of the Company’s fleet (namely M/Ts Miss Marilena, Lichtenstein, UACC Shams, Britto, Hongbo and M/V Evian) to an affiliate of the AMCI Poseidon Fund LP, an unrelated party (see Note 19). Following this sale the Company does not own any operating vessels.

During 2011, 2012, and 2013, five, three and three charterers individually accounted for more than 10% of the Company's revenues as follows:

Charterer	Year Ended December 31,
	2011	2012	2013
A	11%	-	-
B	-	-	-
C	20%	51%	63%
D	12%	-	-
E	12%	-	-
F	13%	-	-
G	-	21%	18%
H	-	17%	18%

Management of Company Vessels

As of December 31 2013, the Company had outsourced to Central Mare Inc. (“Central Mare”), a related party controlled by the family of the Company's Chief Executive Officer, all operational, technical and commercial functions relating to the chartering and operation of the Company’s vessels. The Company outsourced the above functions pursuant to a letter agreement concluded between Central Mare and the Company and management agreements concluded between Central Mare and the Company's vessel-owning subsidiaries on July 1, 2010.  Furthermore, the letter agreement provided for the provision of services in connection with compliance with Section 404 of the Sarbanes-Oxley Act of 2002, services rendered in relation to the Company's maintenance of proper books and records, services in relation to the financial reporting requirements of the Company under Commission and NASDAQ rules and regulations and information-system related services (see Note 7).

In relation to the vessel M/T Delos in 2010 the Company had outsourced technical management and crewing to Titan Owning Company Ltd ("TMS Tankers"), whereas operational monitoring of the vessel was outsourced to Central Mare, a related party, both agreements were effective from October 1, 2010. On June 1, 2011 the Company transferred the full management of M/T Delos to International Ship Management Inc., a related party (Note 7) up to the date of the vessels lease termination on October 15, 2011.

As of December 31, 2012 and 2013 the net amount due to Central Mare was $2,150 and $807 respectively and is included in Due to related parties, which are separately presented in the accompanying consolidated balance sheets (Note 7).

Management fees paid to related parties and management fees paid to third parties are presented separately in the accompanying consolidated statements of operations and are summarized as follows:

	For the year ended
	December 31, 2011	December 31, 2012	December 31, 2013
Management Fees –Related Parties (Note 7)
Central Mare Inc	5,575	2,345	1,351
International Shipmanagement Inc	155	-	-
Total	5,730	2,345	1,351
Management Fees –Third Parties
ST Shipping and Transport Pte. Limited	10	-	-
TMS Tankers	384	-	-
Heidmar Inc	45	-	-
Total	439	-	-